Significant Accounting Policies: Accounting Method and Fiscal Year (Policies)	12 Months Ended
Mar. 31, 2013
Policies
Accounting Method and Fiscal Year	Accounting Method and Fiscal Year The Company’s financial statements are prepared using the accrual method of accounting. The Company has elected a fiscal year ending on March 31.